SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX/A

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08025
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                            Global Income Fund, Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
                  ---------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end:    12/31


Date of reporting period: 07/01/07 - 06/30/08

Item 1. Proxy Voting Record

     The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


=========================== GLOBAL INCOME FUND, INC. ===========================


DWS MULTI-MARKET INCOME TRUST

Ticker:       KMM            Security ID:  23338L108
Meeting Date: MAY 20, 2008   Meeting Type: Annual
Record Date:  MAR 28, 2008

#     Proposal                                 Mgt Rec  Vote Cast   Sponsor
1.1   Elect Director John W. Ballantine        For      Split*      Management
1.2   Elect Director Henry P. Becton, Jr.      For      Split*      Management
1.3   Elect Director Dawn-Marie Driscoll       For      Split*      Management
1.4   Elect Director Keith R. Fox              For      Split*      Management
1.5   Elect Director Paul K. Freeman           For      Split*      Management
1.6   Elect Director Kenneth C. Froewiss       For      Split*      Management
1.7   Elect Director Richard J. Herring        For      Split*      Management
1.8   Elect Director William Mcclayton         For      Split*      Management
1.9   Elect Director Rebecca W. Rimel          For      Split*      Management
1.10  Elect Director William N. Searcy, Jr.    For      Split*      Management
1.11  Elect Director Jean Gleason Stromberg    For      Split*      Management
1.12  Elect Director Robert H. Wadsworth       For      Split*      Management
1.13  Elect Director Axel Schwarzer            For      Split*      Management


*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the registrant were directed to be voted in the same proportion as the vote of all other shareholders of the issuer.


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GABELLI DIVIDEND & INCOME TRUST, THE

Ticker:       GDV            Security ID:  36242H104
Meeting Date: MAY 19, 2008   Meeting Type: Annual
Record Date:  MAR 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director F.J. Fahrenkopf, Jr.       For       Split*     Management
1.2   Elect Director Anthonie C. Van Ekris      For       Split*     Management
1.3   Elect Director Salvatore J. Zizza         For       Split*     Management


*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the registrant were directed to be voted in the same proportion as the vote of all other shareholders of the issuer.


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HYPERION BROOKFIELD STATEGIC MORTGAGE INCOME FUND, INC., THE

Ticker:       HSM            Security ID:  44915C105
Meeting Date: MAR 27, 2008   Meeting Type: Annual
Record Date:  JAN 16, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Louis P. Salvatore         For       Split*     Management
1.2   Elect Director Clifford E. Lai            For       Split*     Management


*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the registrant were directed to be voted in the same proportion as the vote of all other shareholders of the issuer.


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HYPERION BROOKFIELD TOTAL RETURN FUND, INC., THE

Ticker:       HTR            Security ID:  449145101
Meeting Date: MAR 27, 2008   Meeting Type: Annual
Record Date:  JAN 16, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Louis P. Salvatore         For       Split*     Management
1.2   Elect Director Clifford E. Lai            For       Split*     Management


*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the registrant were directed to be voted in the same proportion as the vote of all other shareholders of the issuer.


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JOHN HANCOCK PATRIOT PREMIUM DIVIDEND FUND II

Ticker:       PDT            Security ID:  41013T105
Meeting Date: APR 29, 2008   Meeting Type: Annual
Record Date:  JAN 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James F. Carlin            For       Split*     Management
1.2   Elect Director William H. Cunningham      For       Split*     Management


*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the registrant were directed to be voted in the same proportion as the vote of all other shareholders of the issuer.


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PRT FOREST REGENERATION INCOME FUND

Ticker:       PRT.U          Security ID:  693946105
Meeting Date: JUN 9, 2008    Meeting Type: Annual/Special
Record Date:  APR 15, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee Colin A.C. Dobell          For       Did Not    Management
                                                          Vote
1.2   Elect  Trustee Allan Laird                For       Did Not    Management
                                                          Vote
1.3   Elect  Trustee George C. Stevens          For       Did Not    Management
                                                          Vote
1.4   Elect  Trustee John H. Kitchen            For       Did Not    Management
                                                          Vote
1.5   Elect  Trustee John Taylor                For       Did Not    Management
                                                          Vote
1.6   Elect  Trustee Gerry Bellerive            For       Did Not    Management
                                                          Vote
1.7   Elect  Trustee Stuart Wolfe               For       Did Not    Management
                                                          Vote
2     Approve PricewaterhouseCoopers LLP as     For       Did Not    Management
      Auditors and Authorize Trustees to Fix              Vote
      Their Remuneration
3     Elect Colin A.C. Dobell, Allan Laird,     For       Did Not    Management
      George C. Stevens, John H. Kitchen, John            Vote
      Taylor, Gerry Bellerive and Stuart Wolfe
      as Directors of Pacific Regeneration
      Technologies Inc.
4     Approve a Resolution Authorizing the      For       Did Not    Management
      Termination of Governance Agreement                 Vote
5     Amend Declaration of Trust                For       Did Not    Management
                                                          Vote
6     Amend Note of Indenture                   For       Did Not    Management
                                                          Vote


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WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Ticker:       ESD            Security ID:  95766A101
Meeting Date: FEB 29, 2008   Meeting Type: Annual
Record Date:  DEC 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Riordan Roett              For       Split*     Management
1.2   Elect Director Jeswald W. Salacuse        For       Split*     Management


*Pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, the shares held by the registrant were directed to be voted in the same proportion as the vote of all other shareholders of the issuer.


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
                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Fund, Inc.

By: /s/ John F. Ramirez
    ----------------------------
    John F. Ramirez, Chief Compliance Officer

Date: August 28, 2008